Earnings (loss) per Common Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings (Loss) per Common Share (Table)

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Numerator
Net income attributable to Tsakos Energy Navigation Limited	31,479	305	52,703	11,537
Preferred share dividends Series B	—	(1,000)	—	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,218)
Preferred share dividends Series D	(1,874)	(1,874)	(3,747)	(3,746)
Preferred share dividends Series E	(2,659)	(2,659)	(5,319)	(5,319)
Preferred share dividends Series F	(3,562)	(3,562)	(7,125)	(7,125)
Preferred share dividends, Convertible Series G	(218)	—	(654)	—
Undistributed income to Series G participants...	(1,653)	—	(2,219)	—
Deemed dividend on Series B Preferred shares	—	(2,750)	—	(2,750)

Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	20,404	(12,649)	31,420	(11,621)

Denominator
Weighted average number of shares, basic and diluted	19,087,556	17,550,394	19,105,159	17,535,743
Earnings (loss) per share, basic and diluted attributable to Tsakos Energy Navigation Limited	$ 1.07	$ (0.72)	$ 1.64	$ (0.66)